Acquisitions and License Agreements (Tables)	12 Months Ended
Sep. 26, 2014
Business Combinations [Abstract]
Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed
The following amounts represent the preliminary allocation of the fair value of the identifiable assets acquired and liabilities assumed for the Cadence Acquisition and Questcor Acquisition and final allocation of the fair value of the identifiable assets acquired and liabilities assumed for CNS Therapeutics acquisition:

	Questcor Pharmaceuticals	Cadence Pharmaceuticals	CNS Therapeutics
Cash	$445.1	$43.2	$3.6
Inventory	67.9	21.0	—
Intangible assets	5,601.1	1,300.0	91.9
Goodwill (non-tax deductible)	1,771.5	318.1	24.5
Other assets, current and non-current	273.9	18.0	9.7
Total assets acquired	8,159.5	1,700.3	129.7
Current liabilities	159.8	60.1	4.0
Unpaid purchase consideration (current)	128.8	—	—
Other liabilities (non-current)	183.7	18.7	—
Deferred tax liabilities, net (non-current)	1,900.7	292.3	27.1
Contingent consideration (non-current)	—	—	6.9
Total liabilities assumed	2,373.0	371.1	38.0
Net assets acquired	$5,786.5	$1,329.2	$91.7

Schedule of Reconciliation of Total Consideration
The following reconciles the total consideration to net assets acquired:

	Questcor Pharmaceuticals	Cadence Pharmaceuticals	CNS Therapeutics
Total consideration, net of cash	$5,470.2	$1,286.0	$95.0
Plus: cash assumed in acquisition	445.1	43.2	3.6
Total consideration	5,915.3	1,329.2	98.6
Less: unpaid purchase consideration	(128.8)	—	—
Less: contingent consideration	—	—	(6.9)
Net assets acquired	$5,786.5	$1,329.2	$91.7

Schedule of Intangible Assets Acquired
Intangible assets acquired consist of the following:

Questcor Pharmaceuticals	Amount	Weighted-Average Amortization Period
Completed technology	$5,343.3	18 years
Trademark	5.2	13 years
Customer relationships	34.3	12 years
In-process research and development	218.3	Non-Amortizable
	$5,601.1

The completed technology intangible asset relates to Acthar. The trademark and customer relationship intangible assets relate to BioVectra. The in-process research and development relates to the development of Synacthen®, a synthetic pharmaceutical product. The fair value of the intangible assets were determined using the income approach, which is a valuation technique that provides an estimate of the fair value of the asset based on market participant expectations of the cash flows an asset would generate. The cash flows were discounted at various discount rates commensurate with the level of risk associated with each asset or their projected cash flows. Completed technology, customer relationships, trademark and in-process research and development intangibles utilized discount rates of 14.5%, 10.0%, 10.0% and 16.0%, respectively. The in-process research and development discount rate was developed after assigning a probability of success to achieving the projected cash flows based on the current stage of development, inherent uncertainty in the FDA approval process and risks associated with commercialization of a new product. Based on the Company's preliminary estimate, the excess of purchase price over net tangible and intangible assets acquired resulted in goodwill, which represents the assembled workforce, anticipated synergies and the tax status of the transaction. The goodwill is not deductible for U.S. income tax purposes. The majority of assets acquired are included within the Company's Specialty Brands segment.

Cadence Pharmaceuticals	Amount	Amortization Period
Completed technology	$1,300.0	8 years

The completed technology intangible asset relates to Ofirmev, the rights to which have been in-licensed from Bristol-Myers Squibb Company ("BMS"). The fair value of the intangible asset was determined using the income approach, which is a valuation technique that provides an estimate of the fair value of the asset based on market participant expectations of the cash flows an asset would generate. The cash flows were discounted at a 13.0% rate. For more information on the BMS license agreement, refer to "License Agreement" below. The excess of purchase price over net tangible and intangible assets acquired resulted in goodwill, which represents the assembled workforce, anticipated synergies and the tax status of the transaction. The goodwill is not deductible for U.S. income tax purposes. All assets acquired are included within the Company's Specialty Brands segment.

CNS Therapeutics	Amount	Weighted-Average Amortization Period
Completed technology	$73.1	13 years
Trademark	0.2	3 years
In-process research and development	18.6	Non-Amortizable
	$91.9

Schedule of Net Sales and Earnings by Acquiree
Financial Results - The amount of net sales and earnings included in the Company's fiscal 2014 results for each of the fiscal 2014 acquisitions discussed above were as follows:

Net Sales
Questcor	$129.2
Cadence	124.4
$253.6
Operating income (loss)
Questcor	$17.4
Cadence	(66.9)
$(49.5)

Schedule of Acquisition-Related Costs	Acquisition-Related Costs - Acquisition-related costs incurred in fiscal 2014 for each of the fiscal 2014 acquisitions discussed above were as follows:

Questcor	47.5
Cadence	17.6
$65.1

Schedule of Pro Forma Information
The following unaudited pro forma information has been prepared for comparative purposes only and is not necessarily indicative of the results of operations as they would have been had the acquisition occurred on the assumed date, nor is it necessarily an indication of future operating results. In addition, the unaudited pro forma information does not reflect the cost of any integration activities, benefits from any synergies that may be derived from the acquisition or revenue growth that may be anticipated.

	2014	2013
Net sales	$3,487.1	$3,015.5
Net income (loss)	(326.8)	(61.5)

Basic earnings (loss) per share	$(2.84)	$(0.54)
Diluted earnings (loss) per share	(2.84)	(0.54)